FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Contracts on the Consolidated Statements of Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments
Commodity contracts gain/(loss)	$ 31,317	$ (197,686)	$ (274,432)
Commodity Contract
Derivative Financial Instruments
Change in fair value gain/(loss)	(25,621)	149,518	(111,406)
Net realized cash gain/(loss)	56,938	(347,204)	(163,026)
Commodity contracts gain/(loss)	$ 31,317	$ (197,686)	$ (274,432)